ORGANIZATION (Details Narrative)						1 Months Ended			6 Months Ended
	Jul. 03, 2026 Integer	Jun. 24, 2026 USD ($)	Dec. 24, 2025	Sep. 24, 2025	Jun. 28, 2024	May 31, 2026 USD ($)	Feb. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 23, 2026 $ / shares shares	May 01, 2026 $ / shares	Apr. 30, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 24, 2025 shares
[custom:AuthorizedButUnissuedSharesSplit]						1-for-36,000
[custom:AuthorizedShareCapital-0] | $						$ 83,333.33
[custom:AuthorizedShareCapitalIncrease-0] | $						$ 300,000,000
Common stock, shares authorized | shares											300,000
Reverse stock split			1-for-12	1-for-100	1-for-30
Net loss from continuing operations | $									$ 189,007,000	$ 2,097,000
Working capital deficit | $									216,810,000
Cash and Cash Equivalent | $									1,341,000					$ 3,942,000
[custom:Cryptocurrencies-0] | $									$ 214,990,000
Procceds from private placement | $		$ 700,000,000					$ 2,510,000	$ 2,820,000
Subsequent Event [Member]
Number of EDFEAI tokens | Integer	491,849,359
Common Class B [Member]
Common stock shares issued | shares									1,334					1,334
Common stock, par value | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001	$ 3.60	$ 0.0001
Common stock, shares authorized | shares									5,400,000		5,400,000			5,400,000
Common Class B [Member] | Chijet Holdings Limited [Member]
Common stock shares issued | shares															1,334
Common Class A [Member]
Common stock shares issued | shares							1,757	1,399	351,578,283					19,560,823
Common stock, par value | $ / shares											$ 0.0001			$ 0.0001
Common stock, shares authorized | shares											2,994,600,000			2,994,600,000
Common Class A [Member] | Chijet Holdings Limited [Member]
Common stock shares issued | shares															1,354